UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 124.3%
Corporate – 15.2%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project,	$750	$831,998
5.88%, 4/01/42
Essex County Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	113,706
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT(a)(b)(c):
7.63%, 8/01/25	750	864,023
7.75%, 8/01/31	1,000	1,153,160
New York City Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties, LLC, Senior Series A, AMT,
5.00%, 7/01/28	690	725,445
New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	750	871,717
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT,
5.25%, 11/01/42	375	382,346
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, AMT,
9.13%, 12/01/15	1,325	1,358,032
Suffolk County Industrial Development Agency, RB, AMT, Keyspan Port Jefferson, Series A,
5.25%, 6/01/27	500	501,600

		6,802,027

County/City/Special District/School District – 31.3%
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	500	560,315
Series D, 5.38%, 6/01/32	15	15,056
Sub-Series A-1, 4.00%, 10/01/34	90	92,937
Sub-Series G-1, 5.00%, 4/01/28	250	288,957
Sub-Series G-1, 6.25%, 12/15/31	250	304,305
Sub-Series I-1, 5.38%, 4/01/36	450	529,690
City of New York, New York, GO, Refunding, Series J,
5.00%, 8/01/25(d)	455	544,835
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	679,601
(AGM), 5.00%, 2/15/47	750	786,540
(NPFGC), 4.50%, 2/15/47	1,100	1,120,878
(NPFGC), 5.00%, 2/15/47	465	486,176
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project (AGC), 5.13%, 3/01/41(e)	5,155	1,262,975
CAB, Yankee Stadium Project (AGC), 5.18%, 3/01/43(e)	2,000	436,260
CAB, Yankee Stadium Project, Series A (AGC), 5.13%, 3/01/42(e)	500	116,455
CAB, Yankee Stadium Project, Series A (AGC), 5.20%, 3/01/45(e)	950	185,944
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	114,449
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	505,365
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	178,663
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	990	1,043,559
4.75%, 11/15/45	500	519,470
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	750	838,702
4 World Trade Center Project, 5.75%, 11/15/51	340	394,220
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	589,545

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	$520	$548,324
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,350	1,530,144
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	285	337,483

		14,010,848

Education – 35.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A(a)(b):
7.00%, 5/01/25	200	29,972
7.00%, 5/01/35	130	19,482
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	250	263,618
4.63%, 10/01/40	140	148,152
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	135	145,846
South Bronx Charter School For International Cultures And The Arts Project, 5.00%, 4/15/33(d)	200	208,620
Dutchess County Industrial Development Agency, RB, Bard College Civic Facility, Series A-2,
4.50%, 8/01/36	500	505,465
Dutchess County Local Development Corp., RB, Vassar College, Series A,
5.00%, 1/01/49	500	538,325
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A,
4.50%, 7/01/39	135	145,788
Monroe County Industrial Development Corp., RB, University of Rochester Project:
Series A, 5.00%, 7/01/31	500	564,785
Series A, 5.00%, 7/01/41	975	1,063,540
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A,
4.75%, 3/01/26	200	215,218
New York City Trust for Cultural Resources, RB, Juilliard School, Series A,
5.00%, 1/01/39	250	282,015
New York City Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	400	431,980
Wildlife Conservation Society, 3.25%, 8/01/32	140	132,866
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	344,079
New York University, Series 1 (BHAC), 5.50%, 7/01/31	245	306,953
New York University, Series B, 5.00%, 7/01/42	1,990	2,217,218
Rochester Institute of Technology, Series A, 6.00%, 7/01/18(f)	325	404,160
Series A, 5.75%, 7/01/39(g)	175	183,295
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	163,775
Teachers College, Series B, 5.00%, 7/01/42	1,550	1,695,436
University of Rochester, Series A, 5.13%, 7/01/39	215	239,749
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	140,651
Cornell University, Series A, 5.00%, 7/01/40	150	168,098
Culinary Institute of America, 5.00%, 7/01/34	150	159,912

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Fordham University, 4.00%, 7/01/28	$350	$366,286
New York University, Series A, 5.00%, 7/01/37	445	504,692
New York University, Series A, 5.00%, 7/01/42	1,750	1,949,815
Rockefeller University, Series B, 4.00%, 7/01/38	415	426,134
Skidmore College, Series A, 5.00%, 7/01/28	250	282,393
Teachers College, 5.50%, 3/01/39	350	385,577
Teachers College, Series A, 5.00%, 7/01/31	325	368,595
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project,
5.00%, 3/01/26	150	153,203
Tompkins County Development Corp., RB, Ithaca College Project (AGM),
5.50%, 7/01/33	100	113,502
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	500	541,280
Yonkers Industrial Development Agency, RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	250	277,000

		16,087,475

Health – 21.1%
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A,
5.75%, 7/01/30	350	408,086
Genesee County Industrial Development Agency, Refunding RB, United Memorial Medical Center Project,
5.00%, 12/01/27	150	150,069
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	402,360
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	309,084
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project,
4.25%, 7/01/42	120	117,252
New York State Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 2/15/22	335	389,518
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	209,814
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	255,297
New York University Hospitals Center, Series B, 5.63%, 7/01/37	260	282,238
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	450	502,033
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	500	569,370
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	325	334,477
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	120	131,562
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	311,669
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	350,044
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,101,460
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	250	280,763

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Health (concluded)
Onondaga Civic Development Corp., Refunding RB, Saint Joseph’s Hospital Health Center Project,
4.50%, 7/01/32	$810	$776,887
Saratoga County Industrial Development Agency, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	200	212,146
Suffolk County Industrial Development Agency, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	260	272,620
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/30	1,150	1,266,851
Series B, 6.00%, 11/01/30	200	236,706
Westchester County Local Development Corp., Refunding RB, Kendal On Hudson Project,
4.00%, 1/01/23	550	570,157

		9,440,463

Housing – 1.2%
New York State HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA),
5.00%, 2/15/39	500	514,600

State – 2.3%
New York City Transitional Finance Authority, BARB, Series S-1,
4.00%, 7/15/42	100	100,988
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	357,219
Series C, 5.00%, 12/15/31	250	278,055
State of New York, GO, Series A,
5.00%, 2/15/39	250	282,948

		1,019,210

Transportation – 13.7%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	866,376
Series A, 5.00%, 11/15/30	250	279,062
Series A, 5.63%, 11/15/39	250	286,460
Series D, 5.25%, 11/15/41	1,475	1,623,916
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated,
5.00%, 12/15/41	500	552,220
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	130	150,609
4.13%, 1/01/42	550	556,336
5.00%, 1/01/42	140	152,202
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal Project, Series 8,
6.00%, 12/01/42	500	580,650
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 173rd Series,
4.00%, 12/01/31	850	898,722
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.15%, 11/15/32(e)	170	76,441
Series A, 5.00%, 11/15/30	100	114,782

		6,137,776

Utilities – 3.6%
Long Island Power Authority, RB, General:
Series A (AGM), 5.00%, 5/01/36	225	244,105
Series C (CIFG), 5.25%, 9/01/29	500	593,985
Long Island Power Authority, Refunding RB,
5.50%, 4/01/24	100	117,088
New York State Power Authority, Refunding RB, Series A,
5.00%, 11/15/38	600	674,718

		1,629,896

Total Municipal Bonds in New York		55,642,295

Multi-State – 6.0%
Housing – 6.0%
Centerline Equity Issuer Trust,
7.20%, 10/31/52(h)(i)	2,500	2,694,125

Puerto Rico – 7.3%
State – 7.3%
Commonwealth of Puerto Rico, GO, Public Improvement, Series A,
5.13%, 7/01/31	1,225	1,201,602

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC)(e):
6.39%, 7/01/37	$2,000	$440,140
6.57%, 7/01/44	2,000	268,540
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
5.75%, 8/01/37	1,000	1,077,750
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC),
5.57%, 8/01/41(e)	1,400	297,808

		3,285,840

Total Municipal Bonds in Puerto Rico		3,285,840

Total Municipal Bonds – 137.6%		61,622,260

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(j)
New York – 27.5%
County/City/Special District/School District – 10.1%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	700	807,359
New York Liberty Development Corporation, Refunding RB, 7 World Trade Center Project, Class 1:
4.00%, 9/15/35	2,490	2,558,699
5.00%, 9/15/40	1,050	1,169,060

		4,535,118

Education – 0.6%
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/42	240	267,799

Housing – 0.8%
New York State Mortgage Agency, Refunding RB, 48th Series, AMT,
3.70%, 10/01/38	360	352,267

State – 3.4%
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	571,486
Future Tax Secured, Sub Series D-1, 5.00%, 11/01/38	825	918,332

		1,489,818

Transportation – 3.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	630	707,285
New York State Thruway Authority, Refunding RB, Transportation, Series A,
5.00%, 3/15/31	600	680,394

		1,387,679

Utilities – 9.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	405	474,959
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,116,166
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,643,301
Suffolk County Water Authority, Refunding RB, New York Water System,
3.00%, 6/01/25	1,006	1,018,739

		4,253,165

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New York		12,285,846

Puerto Rico 1.2%
State – 1.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	520	557,021

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 28.7%		12,842,867

Total Long-Term Investments (Cost – $70,059,015) – 166.3%		74,465,127

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund,
0.00% (k)(l)	654,137	$654,137

Total Short-Term Securities (Cost – $654,137) – 1.5%		654,137

Total Investments (Cost – $70,713,152*) – 167.8%		75,119,264
Liabilities in Excess of Other Assets – (0.9%)		(432,919)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (17.5%)		(7,820,033)
VRDP Shares, at Liquidation Value – (49.4%)		(22,100,000)

Net Assets Applicable to Common Shares – 100.0%		$44,766,312

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,953,991

Gross unrealized appreciation	$5,192,792
Gross unrealized depreciation	(843,361)

Net unrealized appreciation	$4,349,431

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Merril Lynch	$544,835	$(7,376)
R.W. Baird	$208,620	$(1,280)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF New York Municipal Money Fund	3,245,381	(2,591,244)	654,137	$10

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	FHA	Federal Housing Administration
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
	AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
	BARB	Building Aid Revenue Bonds	M/F	Multi-Family
	BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
	CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
	ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(6)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$775,313	$6,242

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	–	$74,465,127	–	$74,465,127
Short-Term Securities	$654,137	–	–	654,137

Total	$654,137	$74,465,127	–	$75,119,264

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$6,242	–	–	$6,242

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$35,000	–	–	$35,000
Liabilities:
TOB trust certificates	–	$(7,815,842)	–	(7,815,842)
VRDP shares	–	(22,100,000)	–	(22,100,000)

Total	$35,000	$(29,915,842)	–	$(29,880,842)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2013